HSBC Holdings statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Face Statements [Line Items]
Profit for the year	$ 23,131	$ 24,999	$ 24,559
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(479)	(439)	(1,219)
– before income taxes	(642)	(579)	(1,617)
– income taxes	163	140	398
Other comprehensive income/(expense) for the year, net of tax	10,541	1,940	4,983
Total comprehensive income/(expense) for the year	33,672	26,939	29,542
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year	22,611	21,048	9,212
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	90	21	(124)
– before income taxes	117	32	(166)
– income taxes	(27)	(11)	42
Other comprehensive income/(expense) for the year, net of tax	90	21	(124)
Total comprehensive income/(expense) for the year	$ 22,701	$ 21,069	$ 9,088